Organization and Summary of Significant Accounting Policies - Schedule of Quantification of Outstanding Mexican Peso Forward Contracts (Details) - Currency buy sell under contract one	12 Months Ended
Jul. 01, 2018 USD ($) $ / $
Derivative [Line Items]
Effective Dates, Beginning	Jul. 16, 2018
Effective Dates, Ending	Dec. 17, 2018
Notional Amount	$ 6,000,000
Average Forward Contractual Exchange Rate | $ / $	20.02
Fair Value	$ (39,000)